Short-term Investments	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Short-term Investments

4.	Short-term Investments
Short-term investments as of December 31, 2021 consisted of the following:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB
Trading debt investments	63,741	1,367	—	—	—	65,108

	63,741	1,367	—	—	—	65,108

The Group had no short-term investments as of December 31, 2022.

Trading debt investments include debt investments issued by a private equity fund outside the PRC amounting to RMB65,108 as of December 31, 2021. The Company disposed of the debt investments in 2022.
For the years ended December 31, 2020, 2021 and 2022, the Group recognized interest and investment income of RMB478, RMB1,818 and RMB2,771 (US$402) from short-term investments, respectively.
For the year ended December 31, 2021, the realized gain on the available-
for
-sale
debt investments held by the Group that was reclassified from Accumulative other comprehensive income to Interest and investment income amounted RMB1,729. There was no such reclassification in 2020 and 2022.